Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 396,118	$ 98,227	$ (197,938)
Other comprehensive income:
Derivative holding gains, net	13,325	20,443	7,788
Reclassification adjustments included in net income (loss)	(1,450)	(4,750)	365
Other comprehensive income	11,875	15,693	8,153
Balance	542	(15,166)
Comprehensive income (loss)	407,993	113,920	(189,785)
Comprehensive (income) loss attributable to common units of the Operating Partnership	(13,909)	(13,139)	22,665
Comprehensive income (loss) attributable to MPG Office Trust, Inc.	$ 394,084	$ 100,781	$ (167,120)